SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the Company's options activity (for employees and directors) under the 2010 Plan is as follows:

	Year ended December 31,
	2015		2014
		Weighted		Weighted
		average		average
	Number of	exercise	Number of	exercise
	options	price	options	price

Outstanding at beginning of year	1,540,869	$7.30	805,300	$6.86
Granted	445,000	$5.70	1,154,345	$11.29
Exercised	(4,000)	$3.29	-	$-
Cancelled*	(112,500)	$23.85	(372,345)	$18.38
Forfeited	(45,000)	$10.39	(46,431)	$10.07

Outstanding at end of year	1,824,369	$5.83	1,540,869	$7.30

Vested and expected to vest	1,824,369	$5.83	1,540,869	$7.30

Options exercisable at the end of the year	843,661	$6.50	640,401	$6.24

*
On March 31, 2015 the Company granted to its Chief Executive Officer options to purchase 400,000 of the Company's ordinary shares, subject to the cancellation of 112,500 out-of-money options. The Company accounted for the cancellation of options, accompanied by the concurrent grant of options in accordance with ASC 718-20-35-8 and calculated the incremental compensation cost as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date.

Schedule of Share-based Compensation, Activity [Table Text Block]
The options outstanding as of December 31, 2015, have been separated into ranges of exercise price, as follows:

	Outstanding			Exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$
0.33-3.29	916,305	4.30	2.19	461,421	4.64	1.10
5.63-8.00	666,494	5.38	6.74	192,543	7.06	8.00
12.99-18.49	199,071	8.05	16.63	150,009	7.99	16.60
23.00-23.48	42,500	4.61	23.75	39,688	4.36	23.80

0.33-23.48	1,824,369	5.11	5.83	843,661	5.77	6.50

Schedule of Other Share-based Compensation, Activity [Table Text Block]
The outstanding options granted to the Company's consultants are as follows:

	Number of		Exercise
Grant date	options		price	Expiration date
February 28, 2010	8,805		$2.184	February 28, 2020
February 17, 2011	3,804		$0.0005	February 17, 2021

	12,609	*)

*) All options were fully vested on grant date.

The outstanding options granted to the underwriters for the IPO are as follows:

	Number of	Exercise
Grant date	options	price	Expiration date
May 28, 2013	52,084	$20	May 28, 2016

Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
The share-based expense recognized in the consolidated financial statements for services received from employees and directors is shown in the following table:

	Year ended
	December 31,
	2015	2014	2013

Research and development	$768	$1,773	$430
Pre-commercialization expenses	308	616	-
General and administrative expenses	1,289	1,700	1,110

	$2,365	$4,089	$1,540